HOME EQUITY LOAN-BACKED TERM NOTES, GMACM SERIES 2006-HE4
                             PAYMENT DATE 11/27/2006

Cut-Off Period Date                                                 10/31/06
Determination Date                                                  11/20/06
Record Date                                                         11/24/06
Payment Date                                                        11/27/06
Actual Days in Accrual Period (30/360)                                    33

SERVICING CERTIFICATE
Beginning Pool Balance                                        848,620,143.79
Beginning PFA                                                 285,482,890.43
Ending Pool Balance                                           946,958,137.85
Ending PFA Balance                                            174,189,743.60
Principal Collections                                          52,981,496.68
Principal Draws                                                35,026,353.61
Net Principal Collections                                                  -
Active Loan Count                                                     18,955

Interest Collections                                            5,866,711.02

Additional Mortgage Loans - Revolving Period                  116,293,137.13
Additional Mortgage Loans - Due to Funding Event                        0.00

Net WAC Rate                                                        8.05754%
Substitution Adjustment Amount                                          0.00

Excess Cash                                                     1,398,535.93
Excess Spread Percentage                                               0.24%
Excess Spread Target                                                   2.00%

                                             BEGINNING           ENDING
TERM NOTES                                                 BALANCE            BALANCE               FACTOR         PRINCIPAL
----------                                                 -------            -------               ------         ---------
Class A-1                                                     516,972,000.00    516,972,000.00        1.0000000             0.00
Class A-2                                                     342,335,000.00    342,335,000.00        1.0000000             0.00
Class A-3                                                     276,915,000.00    276,915,000.00        1.0000000             0.00
Variable Pay Revolving Notes - A-1                             21,154,660.60     19,756,124.79        0.8650310     1,398,535.81
Variable Pay Revolving Notes - A-2                                      0.93              0.87        0.0000000             0.06
Variable Pay Revolving Notes - A-3                                      0.93              0.87        0.0000000             0.06
Certificates                                                               -                 -                -                -

                                                                     INTEREST   SECURITY
TERM NOTES  (Continued)                                 INTEREST    SHORTFALLS     %          COUPON
----------                                              ---------   ----------     -          ------
Class A-1                                              2,554,272.49       0.00     44.60%         5.3900%
Class A-2                                              1,713,386.68       0.00     29.54%         5.4600%
Class A-3                                              1,396,113.13       0.00     23.89%         5.5000%
Variable Pay Revolving Notes - A-1                       107,236.50       0.00      1.70%         5.5300%
Variable Pay Revolving Notes - A-2                             0.00       0.00      0.00%         5.5300%
Variable Pay Revolving Notes - A-3                             0.00       0.00      0.00%         5.5300%
Certificates                                                   0.00          -         -               -





Beginning Overcollateralization Amount                        (15,445,100.73)
Overcollateralization Amount Increase (Decrease)                1,398,535.93
Outstanding Overcollateralization Amount                      (14,046,564.80)
Target Overcollateralization Amount                             5,795,303.16

Credit Enhancement Draw Amount                                          0.00
Unreimbursed Prior Draws                                                0.00


                                                                       NUMBER       PERCENT        FORECLOSURE
                                                           BALANCE    OF LOANS     OF BALANCE         UNITS         DOLLARS
                                                           -------    --------     ----------         -----         -------
Delinquent Loans (30 Days)*                           6,559,369.44       109         0.69%              0             0.00
Delinquent Loans (60 Days)*                                      -        0          0.00%              0             0.00
Delinquent Loans (90 Days)*                                      -        0          0.00%              0             0.00
Delinquent Loans (120 Days)*                                     -        0          0.00%              0             0.00
Delinquent Loans (150 Days)*                                     -        0          0.00%              0             0.00
Delinquent Loans (180+ Days)*                                    -        0          0.00%              0             0.00
REO                                                              -        0          0.00%
Bankruptcy                                                       -        0          0.00%
Foreclosures                                                     -        0          0.00%



                                                        BANKRUPTCY                  REO
                                                          UNITS     DOLLARS        UNITS          DOLLARS
(Continued)                                               -----     -------        -----          -------
Delinquent Loans (30 Days)*                                 0         0.00           0             0.00
Delinquent Loans (60 Days)*                                 0         0.00           0             0.00
Delinquent Loans (90 Days)*                                 0         0.00           0             0.00
Delinquent Loans (120 Days)*                                0         0.00           0             0.00
Delinquent Loans (150 Days)*                                0         0.00           0             0.00
Delinquent Loans (180+ Days)*                               0         0.00           0             0.00
REO
Bankruptcy
Foreclosures

*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                                      LIQUIDATION TO-DATE
Beginning Loss Amount                                                       0.00
Current Month Loss Amount                                                   0.00
Current Month Recoveries                                                    0.00
                                                     ---------------------------
                                                     ---------------------------
Ending Loss Amount                                                          0.00                     0.00%

                                                      RECOVERY TO-DATE
Beginning Recovery Amount                                                   0.00
Current Month Recovery Amount                                               0.00
                                                     ----------------------------
                                                     ----------------------------
Ending Recovery Amount                                                      0.00


                                                           SPECIAL HAZARD                  FRAUD              BANKRUPTCY
Beginning Amount                                                            0.00                      0.00             0.00
Current Month Loss Amount                                                   0.00                      0.00             0.00
Ending Amount                                                                  -                         -                -

Extraordinary Event Losses                                                  0.00
Excess Loss Amounts                                                         0.00

Cuurent Month Repurchases Units                                             7.00
Cuurent Month Repurchases ($)                                         392,460.10


FUNDING ACCOUNT
Beginning Funding Account Balance                                   7,828,527.51
Deposit to Funding Account                                         17,955,143.07
Excess Of Draws over Principal Collections                                  0.00
Payment for Additional Purchases                                    4,999,990.30
Prefunding balance sent to Funding account                                  0.00
Add Variable Funding Note                                                   0.00
                                                     ---------------------------
                                                     ---------------------------
Ending Funding Account Balance as of Payment Date                  20,783,680.28
Interest earned for Collection Period                                   3,948.40
Interest withdrawn related to prior Collection Period                       0.00

PRE-FUNDING ACCOUNT
Beginning Pre-Funding Account Balance                             285,482,890.43
Deposit to Pre-Funding Account                                              0.00
Excess Of Draws over Principal Collections                                  0.00
Payment for Additional Purchases                                  111,293,146.83
Remaining balance sent to Funding Account                                   0.00
                                                     ---------------------------
                                                     ---------------------------
Ending Pre-Funding Account Balance as of Payment Date             174,189,743.60
Interest earned for Collection Period                               1,152,015.12
Interest withdrawn related to prior Collection Period                 164,216.71

CAPITALIZED INTEREST ACCOUNT
Beginning CIA Account Balance                                       1,451,530.08
Withdrawal from CIA Account                                           250,301.23
Remaining balance sent to GMACM                                             0.00
                                                     ---------------------------
                                                     ---------------------------
Ending CIA Account Balance as of Payment Date                       1,201,228.85
Interest earned for Collection Period                                  12,306.63
Interest withdrawn related to prior Collection Period                   1,366.04

CASH FLOWS RECEIVED
Principal Collections                                              52,981,496.68
Principal Draws                                                  (35,026,353.61)
Interest Collections                                                6,220,302.75
Servicer Advances                                                           0.00
Pre-Funding Account remaining balance withdrawn                             0.00
Capital Interest Account withdrawal                                   250,301.23
Reinvestment Income                                                 1,168,270.15
Substitution Adjustment Amount                                              0.00
Recovery Amounts                                                            0.00
                                                     ---------------------------
                                                     ---------------------------
TOTAL CASH FLOWS RECEIVED                                          25,594,017.20

CASH FLOWS DISTRIBUTED
Principal Distribution                                             19,353,679.00
Interest Distribution                                               5,771,008.80
Residual Amount - Certificates                                              0.00
Servicer Advances - Reimbursement                                           0.00
GMACM Service Fee                                                     353,591.73
GMACM Recovery Fee                                                          0.00
Credit Enhancer Fee - MBIA                                            115,737.67
                                                     ---------------------------
                                                     ---------------------------
TOTAL CASH FLOWS DISTRIBUTED                                       25,594,017.20

NET CASH FLOWS REMAINING                                                    0.00

BULLET TERMINATION EVENTS                                                                 YES/NO
-------------------------                                                                  ------
1) Term Notes have been downgraded below AAA/Aaa by S&P
    and Moodys, respectively                                                                 No

2) Trust failed to receive advance of funds from VPRN holder
    or failed to issue and sell an additional VPRN                                           No

3) An event of Default under the Indenture or an Enhancer Default                            No

4-A) For 3 consecutive  months,  the average  amount in the Funding  Account not used to purchase additional balances or subsequent mortgage loans is greater than 30% of the amount actually used to
    purchase additional balances or subsequent transfer loans.                               No

4-B) For 6 consecutive  months,  the average  amount in the Funding  Account not used to purchase additional balances or subsequent mortgage loans is greater than 20% of the amount actually used to
    purchase additional balances or subsequent transfer loans.                               No

FUNDING EVENT                                                                              YES/NO
During the Managed Amortization Period the aggregate
Note Balance of the VPRN has been reduced to zero and the
Overcollateralization Target Amount has been met.                                            No

TRIGGER ANALYSIS

Rolling Six Month Loss Amount Current Trigger Percentage                                    0.00%
Rolling Six Month Loss Amount Target Trigger Percentage                                     1.50%
SERVICING TRIGGER EVENT                                                                      No

Excess Cash                                                                             1,398,535.93
Excess Spread Percentage                                                                    0.24%
Excess Spread Target                                                                        2.00%
EXCESS SPREAD TRIGGER                                                                        No

Current Period                                                                            Revolving

Step Down Date                                                                               No

Step Up Date - Class A-1                                                                     No
Step Up Date - Class A-2                                                                     No
Step Up Date - Class A-3                                                                     No